Note 2 - Basis of Preparation	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation:

a) Statement of compliance:

These interim Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and have been prepared in accordance with International Accounting Standard (“IAS”) 34 – Interim Financial Reporting and do not include all of the information required for full annual financial statements. These interim Consolidated Financial Statements should be read in conjunction with the Bank’s audited Consolidated Financial Statements for the year ended October 31, 2022.

The interim Consolidated Financial Statements for the three months ended January 31, 2023 and 2022 were approved by the Audit Committee of the Board of Directors on March 6, 2023.

b) Basis of measurement:

These interim Consolidated Financial Statements have been prepared on the historical cost basis except the investment in Canada Stablecorp Inc. (note 6) and an interest rate swap (note 12), which are measured at fair value in the Consolidated Balance Sheets.

c) Functional and presentation currency:

These interim Consolidated Financial Statements are presented in Canadian dollars, which is the Bank’s functional currency. Functional currency is also determined for each of the Bank’s subsidiaries, and items included in the interim financial statements of the subsidiaries are measured using their functional currency.

d) Use of estimates and judgements:

In preparing these interim Consolidated Financial Statements, management has exercised judgement and developed estimates in applying accounting policies and generating reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting periods. Areas where judgement was applied include assessing significant changes in credit risk on financial assets and in the selection of relevant forward-looking information in assessing the Bank’s allowance for expected credit losses on its financial assets as described in note 5 – Loans. Estimates are applied in the determination of the allowance for expected credit losses on financial assets, the fair value of stock options granted as described in note 9, and the measurement of deferred income taxes. It is reasonably possible, on the basis of existing knowledge, that actual results may vary from those expected in the development of these estimates. This could result in material adjustments to the carrying amounts of assets and/or liabilities affected in the future.

Available forward-looking information, including forecast macroeconomic indicator and industry performance trend data, is influenced by a number of factors, including, but not limited to, higher interest rates and inflation, consumer spending trends and the strength of household balance sheets, housing prices, the sustainability of a strong labour market and the effectiveness of low unemployment offsetting the impact of elevated inflation as well as  geo-political risk resulting from the crisis in Ukraine and the impact of the crisis on global supply chains. The dynamic nature of these macroeconomic factors and activities and their influence on the available forward looking information results in the assumptions, judgements and estimates made by management in the preparation of these interim Consolidated Financial Statements being subject to some uncertainty.

Estimates and their underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are applied prospectively once they are known.